Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Components of Income Tax Benefit (Expense)
Income tax expense consists of the following:

	Year Ended December 31,
	2013	2012	2011
	(Millions)
Current:
Federal income tax expense	$—	$—	$(29)
State income tax expense	(3)	(1)	(2)
Deferred:
Federal income tax benefit	—	—	29
State income tax (expense) benefit	(5)	—	1
Total income tax expense	$(8)	$(1)	$(1)